Common Stock and Additional Paid-in Capital - Issuance of common shares and Treasury stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended		12 Months Ended
	Apr. 05, 2016	Jun. 08, 2015	Aug. 13, 2015	Sep. 22, 2017	Nov. 13, 2017	Nov. 03, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issuance of common stock, shares		3,106		90,651,603
Issuance of common stock, value							$ 2,197,128		$ 193,983
Common stock par value		$ 0.01		$ 0.01			$ 0.01	$ 0.01
Net proceeds from common stock issuance		$ 194,134					$ 0	$ 0	$ 192,714
Price per share				$ 24
Common stock shares outstanding				8,975			91,567,982	17,486
Chairman
Issuance of common stock, shares		155,299
Common stock shares outstanding							8,525,596
Common stock value purchased		$ 10,000
Creditors Scheme
Issuance of common stock, value				$ 1,992,533
Prime Cap Shipping Inc.
Issuance of common stock, shares				8,524,793
Issuance of common stock, value				$ 204,595
DryShips Inc.
Treasury stock, shares	6,096
DryShips Inc. | Exchange of $120.0 million Exchangeable Promissory Note
Treasury stock, shares			1,932						2,415
Principal amount of debt exchanged									$ 120,000
Common Class A
Issuance of common stock, shares							90,663,603		3,106
Issuance of common stock, value							$ 907		$ 0
Conversion of shares, shares converted							337,533
Conversion of shares, shares issued							227,093
Common stock shares outstanding							90,562,138
Common Class B
Issuance of common stock, shares							895,404
Issuance of common stock, value							$ 9
Conversion of shares, shares converted							227,093
Conversion of shares, shares issued							337,533
Common stock shares outstanding							1,005,844
Conversion basis of common stock							one-for-one basis
Extraordinary General Meeting | Second Amended and Restated Memorandum | Common Class A
Common stock par value						$ 0.01
Conversion of shares, shares converted					337,533
Extraordinary General Meeting | Second Amended and Restated Memorandum | Common Class B
Issuance of common stock, shares						895,404
Common stock par value						$ 0.01
Conversion of shares, shares issued					337,533
Before the 1-for-9,200 reverse stock split
Issuance of common stock, shares		28,571,428
Price per share		$ 7
Common stock shares outstanding				82,586,851				160,888,606
Before the 1-for-9,200 reverse stock split | Chairman
Issuance of common stock, shares		1,428,571
Before the 1-for-9,200 reverse stock split | DryShips Inc.
Treasury stock, shares	56,079,533
Before the 1-for-9,200 reverse stock split | DryShips Inc. | Exchange of $120.0 million Exchangeable Promissory Note
Treasury stock, shares			17,777,778						22,222,222